SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 14,111	$ 19,279	$ 18,032	$ 18,631
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	6,386	8,724	13,169	10,134
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue	5,329	7,280	1,018	4,264
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,396	3,275	3,845	4,233
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,979	10,991	11,443
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		1,424	6,128	2,946
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		7,280	1,018	4,264
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,275	3,845	4,233
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,300	7,041	7,188
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		7,300	7,041	7,188
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue